Commitments and Contingencies (Details)											72 Months Ended
	Nov. 17, 2025 USD ($)	Nov. 17, 2025 CNY (¥)	Sep. 29, 2025 USD ($)	Sep. 29, 2025 CNY (¥)	Sep. 08, 2025 USD ($)	Sep. 08, 2025 CNY (¥)	Aug. 22, 2025 USD ($)	Aug. 22, 2025 CNY (¥)	Mar. 17, 2025 USD ($)	Mar. 17, 2025 CNY (¥)	Dec. 31, 2026 CNY (¥)
Commitments and Contingencies [Line Items]
Total proceeds received									3.00%	3.00%
Goods purchased							$ 2,867,414	¥ 20,541,007
Interest amount					$ 3,405,278	¥ 23,813,452
Legal loss			$ 6,281,998	¥ 43,930,640
Consultation service revenue	$ (7,149,905)	¥ 50,000,000
Building for cost	2,791,206	¥ 19,519,182
Litigation liabilities aggregate amount | $	$ 726,580
Forecast [Member]
Commitments and Contingencies [Line Items]
Consultation service revenue | ¥											¥ 50,000,000
Hubei Jinhua New Material Technology Co., Ltd [Member]
Commitments and Contingencies [Line Items]
Amount in bank account							$ 2,928,430	¥ 20,978,100
Beijing Xindahang Technology Co., Ltd. [Member]
Commitments and Contingencies [Line Items]
Advisory service fees									$ 306,731	¥ 2,145,000